MFS(R) Variable Insurance Trust

MFS(R) CAPITAL OPPORTUNITIES SERIES      MFS(R) MID CAP GROWTH SERIES
MFS(R) EMERGING GROWTH SERIES            MFS(R) NEW DISCOVERY SERIES
MFS(R) GLOBAL EQUITY SERIES              MFS(R) STRATEGIC INCOME SERIES
MFS(R) INVESTORS GROWTH STOCK SERIES     MFS(R) TOTAL RETURN SERIES
MFS(R)  INVESTORS TRUST SERIES           MFS(R) VALUE SERIES

                        Supplement to Current Prospectus


Effective immediately, for each series listed above, the Portfolio Management section of the Prospectus is hereby restated as follows:

Portfolio Management

The Investors Growth Stock Series is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each a Senior Vice President of the adviser, and Gregory Locraft and Margaret W. Adams, each a Vice President of the adviser. Mr. Pesek has been a portfolio manager of the series since its inception and has been employed in the investment management area of the adviser since 1994. Mr. Ali has been a portfolio manager of the series since 2003 and has been employed in the investment management area of the adviser since 1993. Mr. Locraft has been a portfolio manager of the series since 2003 and has been employed in the investment management area of the adviser since 1998. Ms. Adams has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Ms. Adams spent 11 years in the portfolio management and investment management areas of J.P. Morgan & Co.

The Value Series is managed by a team of portfolio  managers comprised of Steven
R. Gorham, a Senior Vice President of the adviser, and Edward B. Baldini, a Vice President of the adviser. Mr. Gorham has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1992. Mr. Baldini has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Mr. Baldini was a Senior Vice President at Scudder Kemper Investments.

The Total Return Series is managed by a team of portfolio managers, headed by David M. Calabro. The team is comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas and Michael W. Roberge, each a Senior Vice President of the adviser and William J. Adams, Edward B. Baldini, Alan T. Langsner, Katrina Mead and Brooks Taylor, each a Vice President of the adviser. Mr. Calabro has been a portfolio manager of the series since 1995 and has been employed in the investment management area of the adviser since 1992. Mr. Enright has been a portfolio manager of the series since 1999 and has been employed in the investment management area of the series since 1986. Mr. Gorham has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1992. Mr. Mokas has been a portfolio manager of the series since 1998 and has been employed in the investment management area of the adviser since 1990. Mr. Roberge has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1996. Mr. Adams has been a portfolio manager of the series since February 2004 and has been employed in the investment management area of the adviser since 1997. Mr. Baldini has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Mr. Baldini was a Senior Vice President at Scudder Kemper Investments. Mr. Langsner has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 1999. Ms. Mead has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 1997. Mr. Taylor has been a portfolio manager of the series since February 2004 and has been employed in the investment management area of the adviser since 1996.

The Emerging Growth Series is managed by a team of portfolio managers comprised of David E. Sette-Ducati, a Senior Vice President of the adviser, and Eric B. Fischman and Camille H. Lee, each a Vice President of the adviser. Mr. Sette-Ducati has been a portfolio manager of the series since 2001 and has been employed in the investment management area of the adviser since 1995. Mr. Fischman has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research. Ms. Lee has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Ms. Lee was a Vice President and Research Analyst at SG Cowen Securities Corp.

The Mid Cap Growth Series is managed by a team of portfolio managers comprised of David E. Sette-Ducati, a Senior Vice President of the adviser, and Eric B. Fischman and Camille H. Lee, each a Vice President of the adviser. Mr. Sette-Ducati has been a portfolio manager of the series since 2001 and has been employed in the investment management area of the adviser since 1995. Mr. Fischman has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research. Ms. Lee has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Ms. Lee was a Vice President and Research Analyst at SG Cowen Securities Corp.

The New Discovery Series is managed by a team of portfolio managers comprised of Robert A. Henderson, a Senior Vice President of the adviser, and Thomas H.
Wetherald and Camille H. Lee, each a Vice President of the adviser. Mr. Henderson has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1996. Mr. Wetherald has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2002. Prior to joining MFS, Mr. Wetherald was a portfolio manager and research analyst at Manning & Napier Advisors. Ms. Lee has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Ms. Lee was a Vice President and Research Analyst at SG Cowen Securities Corp.

The Capital Opportunities Series is managed by a team of portfolio managers comprised of S. Irfan Ali and Kenneth J. Enright, each a Senior Vice President of the adviser, and Alan T. Langsner and Katrina Mead, each a Vice President of the adviser. Mr. Ali has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1993. Mr. Enright has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1986. Mr. Langsner has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 1999. Ms. Mead has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 1997.

The Global Equity Series is managed by a team of portfolio managers comprised of David R. Mannheim, a Senior Vice President of the adviser and Elizabeth A. Palmer, a Vice President of the adviser. Mr. Mannheim has been a portfolio manager of the series since its inception and has been employed in the investment management area of the adviser since 1988. Ms. Palmer has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2002. Prior to joining MFS, Ms. Palmer was an associate portfolio manager and client relationship manager at Grantham, Mayo, Van Otterloo & Co. LLC.

The Investors Trust Series is managed by a team of portfolio managers comprised of John D. Laupheimer, Jr., a Senior Vice President of the adviser and T. Kevin Beatty, a Vice President of the adviser. Mr. Laupheimer has been a portfolio manager of the series since its inception and has been employed in the investment management area of the adviser since 1981. Mr. Beatty has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2002. Prior to joining MFS, Mr. Beatty was an investment research analyst at State Street Research.

The Strategic Income Series is managed by William Adams, a Vice President of the adviser. Mr. Adams has been a portfolio manager of the series since July 1, 2004 and has been employed by in the investment management area of the adviser since 1997.

                                      * * *

As members of the above named portfolio management teams, Mses. Adams, Lee, Mead and Palmer and Mr. Baldini each generally contributes to the day-to-day management of each series' portfolio though such means as advising as to portfolio construction, assessing portfolio risk, managing daily cash flows in accordance with portfolio holdings as well as advising as to making investment decisions during periods when other portfolio management team members are unavailable, but does not generally determine which securities to purchase or sell for the series. The degree to which these individuals may perform these functions, and the nature of these functions, may change from time to time.

                                      * * *

Members of the team may change from time to time, and a current list of team members is available by contacting the MFS Investment Services Group at 1-800-637-8730.

                  The date of this Supplement is July 1, 2004.